Loans and Other Borrowings - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,845		$ 3,767
Syndicated facility [member]
Disclosure of detailed information about borrowings [line items]
Facilities provided by banks	1,275
Bilateral Facility [member]
Disclosure of detailed information about borrowings [line items]
Facilities provided by banks	$ 75
Commercial paper [member]
Disclosure of detailed information about borrowings [line items]
Borrowings | £		£ 600
Maturity date	16 March 2021
Syndicated and Bilateral Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Utilised facilities	$ 0
Syndicated and Bilateral Facilities [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Utilised facilities			$ 690